Changes in Carrying Amount of Goodwill (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Goodwill [Line Items]
Goodwill gross, beginning balance	51,089		51,819
Goodwill acquired during the year (Note 8)	730
Goodwill gross, ending balance	51,819		51,819
Accumulated impairment losses
Goodwill net, ending balance	51,819	$ 8,318	51,819